Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 7 – INCOME TAXES

A.	The Company

Check-Cap Ltd. is taxed according to Israeli tax laws:

1.	Corporate tax rates in Israel

The Israeli corporate tax rate in years 2022, 2023, 2024, 2025 and onwards is 23%.

2.	The Law for the Encouragement of Capital Investments, 1959 (the “Investments Law”)

Under the Investments Law, including Amendment No. 60 as published in April 2005, by virtue of the “Benefited Enterprise” status, the Company is entitled to various tax benefits as follows:

a)	Reduced tax rates

The Company has one Benefited Enterprise program under the Investments Law, which entitles it to certain tax benefits with respect to income to be derived from its Benefited Enterprise. The Company chose 2010 as the year of election (the “Year of Election”). Due to the location of the Company’s offices, the Company believes it is entitled to a 10-year benefit period, subject to a 14-year limitation from the Year of Election. The tax benefit period ended in 2023.

b)	Conditions for entitlement to the benefits

The benefits available to a Benefited Enterprise are subject to the fulfillment of conditions stipulated in the Investments Law and its regulations.

c)	Amendment of the Investments Law

The Investments Law was amended as part of the Economic Policy Law for the years 2011-2012, passed by the Israeli Knesset on December 29, 2010 (the “Capital Investments Law Amendment”). The Capital Investments Law Amendment set alternative benefit tracks. Under the transitional provisions, the Company was entitled to elect that the Capital Investments Law Amendment applies; however, the Company elected not to have the Capital Investments Law Amendment apply to the Company.

On December 22, 2016, the Knesset approved amendment number 73 to the Investments Law introducing reduced corporate tax rate tracks of 7.5% for Preferred Technological Enterprises located in Development Area A and 12% for the rest of the country, and 6% for a Special Preferred Technological Enterprise.

In accordance with the Israeli Income Tax Ordinance [New Version], 1961, as of December 31, 2025, all of the Company’s tax assessments through tax year 2017 are considered final. Tax years 2018 through 2025 remain open to examination by the Israeli Tax Authority.

B.	Check-Cap US, Inc.

Check-Cap US, Inc. is taxed according to U.S. tax laws at a federal rate of 21%.

Check-Cap US, Inc. had no net operating loss carryforwards as of December 31, 2025 (December 31, 2024: $177,107; December 31, 2023: $13).

Utilization of any U.S. NOL carryforwards may be subject to substantial annual limitation under Section 382 of the Internal Revenue Code of 1986, as amended, due to ownership changes that have occurred or could occur in the future. The Company has not completed a detailed study to determine whether such ownership changes have occurred.

C.	Deferred income taxes

As of December 31, 2025, Check-Cap Ltd. has accumulated Israeli net operating loss carryforwards of approximately $129,559 (December 31, 2024: $127,162; December 31, 2023: $118,512). Under the Israeli Income Tax Ordinance, these losses may be carried forward indefinitely to offset future Israeli taxable income. No Israeli NOL carryforwards are subject to expiry.

As of December 31, 2025, Check-Cap US, Inc. has no U.S. federal or state net operating loss carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that all or some portion of the deferred tax assets will be realized. Based on the Company’s history of losses, its cessation of operations in June 2023, the absence of revenue since that date, and the absence of objectively verifiable projections of future taxable income, the Company has established a full valuation allowance against all net operating loss carryforwards. The Company does not expect to pay taxes in Israel until it has taxable income sufficient to fully utilize its carryforward tax losses.

Net deferred tax assets consist of the following components:

	Year ended December 31,
	2025	2024	2023
Deferred tax assets:
NOL carryforwards – Israel (at 23%)	$29,799	$29,247	$27,258
NOL carryforwards – U.S. (at 21%)	-	-	3
Total gross deferred tax asset	$29,799	$29,247	$27,261
Valuation Allowance	$(29,799)	$(29,247)	$(27,261)
Net Deferred Tax Asset	$-	$-	$-

All amounts in USD thousands. The Israeli NOL DTA is computed at the 23% Israeli statutory corporate tax rate on accumulated Israeli tax losses of $129,559, $127,162 and $118,512 at December 31, 2025, 2024 and 2023 respectively. The U.S. DTA of $3 at December 31, 2023 is computed at 21% on $13 of U.S. NOL and is immaterial.

Movement in accumulated Israeli net operating loss carryforwards:

	December 31,
	2025	2024
Israeli NOL Rollforward (USD thousands)
Opening accumulated Israeli NOL	$127,162	$118,512
Current year estimated tax loss	$2,397	$8,650
Closing accumulated Israeli NOL	$129,559	$127,162

The current year tax loss is estimated from the GAAP net income/(loss) after the following adjustments applied consistently in both years: (i) the Apollo loan impairment charge of $16,487 recorded in 2024 and the related reversal/conversion gain of $6,525 recorded in 2025 are excluded from taxable income — tax recognition is deferred until all closing conditions for the debt-for-equity exchange are met, which requires completion of the merger ; (ii) share-based compensation is added back ($12 charge in 2024; ($12) credit in 2025); and (iii) IIA grants are excluded from taxable income ($0 received in both years). Depreciation timing differences are assumed nil or immaterial.

Movement in valuation allowance:

	December 31,
	2025	2024
Valuation Allowance Rollforward (USD thousands)
Opening valuation allowance	$(29,247)	$(27,258)
Increase — current year tax loss × 23%	$(551)	$(1,989)
Closing accumulated Israeli NOL	$(29,799)	$(29,247)

The Company has not recorded any liability for unrecognized tax benefits under ASC 740 as of December 31, 2025 or 2024, and does not anticipate significant changes in uncertain tax positions within the next 12 months. The Company’s policy is to record interest and penalties related to income tax matters in income tax expense; no such amounts were recognized in 2025 or 2024.

D.	Current tax provision

The provision for income taxes consists of the following:

December 31,
	2025	2024
Current:
Federal (U.S.)	$-	$-
State (U.S.)	-	-
Foreign — Israel	-	-
Total current tax provision	$-	$-

Deferred:
Federal (U.S.)	$-	$-
State (U.S.)	-	-
Foreign — Israel	-	-
Total deferred tax benefit	$-	$-

Total provision (benefit) for income taxes	$-	$-

E.	Reconciliation of theoretical to actual tax expense

The following table reconciles the statutory Israeli corporate tax rate to the Company’s effective tax rate:

	2025	2024
Statutory Israeli corporate tax rate	23%	23%
Effect of full valuation allowance on NOL carryforwards	(23)%	(23)%
Other permanent differences (immaterial)	-	-
Effective tax rate	0%	0%

The Company generated no taxable income in Israel or the United States in 2025 or 2024. No income taxes were paid in either jurisdiction in 2025 or 2024. The primary reconciling item between the statutory rate and the effective rate is the full valuation allowance established against all net operating loss carryforwards, reflecting management’s conclusion that it is more likely than not that these assets will not be realized given the Company’s history of losses, absence of revenue since June 2023, and the uncertainty of future taxable income pending completion of the merger